PARENT-ONLY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
PARENT-ONLY FINANCIAL STATEMENTS
Schedule of balance sheets

	December 31,
	2018	2017
	(In millions)
Assets:
Cash and cash equivalents	$0.1	$0.1
Investment in subsidiaries	8,606.0	8,203.9
Other assets	20.1	95.3
Total assets	$8,626.2	$8,299.3
Liabilities:
Current debt	$114.4	$76.2
Long-term debt	5,427.7	5,797.5
Intercompany liabilities	395.9	177.8
Other liabilities	356.1	392.5
Total liabilities	6,294.1	6,444.0
Stockholders’ equity	2,332.1	1,855.3
Total liabilities and stockholders’ equity	$8,626.2	$8,299.3

Schedule of statements of income

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Interest from loans to subsidiaries	$17.9	$13.8	$11.8
Dividends from subsidiaries	810.1	360.6	438.4
Total revenue	828.0	374.4	450.2
Interest expense, net	281.2	278.9	214.9
Other expenses, net	(0.4)	12.9	(1.3)
Total expenses	280.8	291.8	213.6
Income before income taxes and equity in undistributed net income of subsidiaries	547.2	82.6	236.6
Benefit for income taxes	7.0	322.7	75.2
Income before equity in undistributed net income of subsidiaries	554.2	405.3	311.8
Equity in undistributed net income of subsidiaries	408.9	383.4	205.8
Net income	$963.1	$788.7	$517.6

Schedule of statements of comprehensive income

Statements of Comprehensive Income

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net income	$963.1	$788.7	$517.6
Other comprehensive (loss) income, net of tax	29.6	(46.1)	6.6
Total comprehensive income, net of tax	$992.7	$742.6	$524.2

Schedule of statements of cash flows

Statements of Cash Flows

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net cash provided by operating activities	$82.3	$72.3	$2.0
Investing activities:
Loans to subsidiaries	—	—	(102.0)
Investment in subsidiaries	—	(164.0)	—
Dividends received	810.1	360.6	436.4
Net cash provided by investing activities	810.1	196.6	334.4
Financing activities:
Borrowings under debt agreements	4,527.0	7,673.6	3,571.5
Repayments of borrowings	(4,838.3)	(7,232.4)	(3,167.9)
Payment of deferred financing costs	(4.6)	(33.7)	(11.6)
Purchase of treasury shares	(443.2)	(553.7)	(798.8)
Dividends paid	(125.2)	(115.5)	(30.0)
Proceeds from issuance of common stock	17.6	18.4	18.4
Other	(25.7)	(25.6)	(21.9)
Net cash used in financing activities	(892.4)	(268.9)	(440.3)
Change in cash, cash equivalents and restricted cash	—	—	(103.9)
Cash, cash equivalents and restricted cash at beginning of year	0.1	0.1	104.0
Cash, cash equivalents and restricted cash at end of year	$0.1	$0.1	$0.1